Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax provision (benefit):
Federal	$ 749
State and Local	377	$ 286
Foreign	5
Total current expense (benefit):	1,131	286
Deferred income tax provision (benefit):
Federal	(714)
State and Local	(29)
Total deferred expense (benefit):	(743)
Total income tax provision (benefit)	$ 388	$ 286